Submission	Apr. 09, 2025
Submission [Line Items]
Central Index Key	0001323404
Registrant Name	Wheaton Precious Metals Corp.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES